Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A USD ($) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserve USD ($)	Statutory reserve CNY (¥)	Retained earnings (deficit) USD ($)	Retained earnings (deficit) CNY (¥)	Accumulated Other Comprehensive income (deficit) USD ($)	Accumulated Other Comprehensive income (deficit) CNY (¥)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity USD ($)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity CNY (¥)	Non- controlling interests USD ($)	Non- controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2024		¥ 1		¥ 7		¥ 203,150		¥ 32,647		¥ 48,151		¥ 3		¥ 283,959		¥ 68,581		¥ 352,540
Balance (in Shares) at Dec. 31, 2024 | shares	5,666,376	5,666,376	40,000,000	40,000,000
Issuance of shares in initial public offering						37,602								37,602				37,602
Issuance of shares in initial public offering (in Shares) | shares	1,725,000	1,725,000
Shareholders interest contribution																1,470		1,470
Net loss										(21,668)				(21,668)		(3,882)		(25,550)
Foreign Currency Translation Adjustment												(969)		(969)				(969)
Balance at Jun. 30, 2025		¥ 1		¥ 7		240,752		32,647		26,483		(966)		298,924		66,169		365,093
Balance (in Shares) at Jun. 30, 2025 | shares	7,391,376	7,391,376	40,000,000	40,000,000
Balance at Dec. 31, 2025		¥ 1		¥ 7		240,752		32,647		(21,633)		(1,926)		249,848		56,867		306,715
Balance (in Shares) at Dec. 31, 2025 | shares	7,391,376	7,391,376	40,000,000	40,000,000
Net loss										(18,916)				(18,916)		(3,247)	$ (3,267)	(22,163)
Foreign Currency Translation Adjustment												(1,140)		(1,140)			(168)	(1,140)
Balance at Jun. 30, 2026		¥ 1	$ 1	¥ 7	$ 35,482	¥ 240,752	$ 4,812	¥ 32,647	$ (5,976)	¥ (40,549)	$ (452)	¥ (3,066)	$ 33,867	¥ 229,792	$ 7,903	¥ 53,620	$ 41,770	¥ 283,412
Balance (in Shares) at Jun. 30, 2026 | shares	7,391,376	7,391,376	40,000,000	40,000,000